Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$679,925.65

Principal:
Principal Collections	$9,105,839.64
Prepayments in Full	$4,443,500.75
Liquidation Proceeds	$109,584.02
Recoveries	$108,926.76
Sub Total	$13,767,851.17
Collections	$14,447,776.82

Purchase Amounts:
Purchase Amounts Related to Principal	$212,472.74
Purchase Amounts Related to Interest	$960.03
Sub Total	$213,432.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,661,209.59

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,661,209.59
Servicing Fee	$147,345.55	$147,345.55	$0.00	$0.00	$14,513,864.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,513,864.04
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,513,864.04
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,513,864.04
Interest - Class A-4 Notes	$51,297.79	$51,297.79	$0.00	$0.00	$14,462,566.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,462,566.25
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$14,426,065.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,426,065.75
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$14,397,124.75
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,397,124.75
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$14,357,221.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,357,221.25
Regular Principal Payment	$13,632,484.59	$13,632,484.59	$0.00	$0.00	$724,736.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$724,736.66
Residual Released to Depositor	$0.00	$724,736.66	$0.00	$0.00	$0.00
Total		$14,661,209.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,632,484.59
Total					$13,632,484.59
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,632,484.59	$117.19	$51,297.79	$0.44	$13,683,782.38	$117.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$13,632,484.59	$10.16	$156,642.79	$0.12	$13,789,127.38	$10.28

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$80,996,512.22	0.6962650	$67,364,027.63	0.5790770
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$173,076,512.22	0.1289873	$159,444,027.63	0.1188276

Pool Information
Weighted Average APR	4.420%	4.446%
Weighted Average Remaining Term	23.25	22.49
Number of Receivables Outstanding	18,970	18,172
Pool Balance	$176,814,665.71	$162,819,684.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$173,076,512.22	$159,444,027.63
Pool Factor	0.1306697	0.1203271

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$3,375,656.51
Targeted Overcollateralization Amount	$3,375,656.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,375,656.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$128,822.81
(Recoveries)		99	$108,926.76
Net Loss for Current Collection Period			$19,896.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1350%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7244%
Second Preceding Collection Period			0.5216%
Preceding Collection Period			0.4707%
Current Collection Period			0.1406%
Four Month Average (Current and Preceding Three Collection Periods)			0.4643%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,458	$9,069,181.85
(Cumulative Recoveries)			$1,809,052.36
Cumulative Net Loss for All Collection Periods			$7,260,129.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5365%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,034.36
Average Net Loss for Receivables that have experienced a Realized Loss			$1,628.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.66%	339	$4,336,132.23
61-90 Days Delinquent	0.49%	54	$791,855.05
91-120 Days Delinquent	0.19%	18	$308,128.07
Over 120 Days Delinquent	0.48%	52	$778,278.74
Total Delinquent Receivables	3.82%	463	$6,214,394.09

Repossession Inventory:
Repossessed in the Current Collection Period		17	$262,869.59
Total Repossessed Inventory		30	$490,576.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5586%
Preceding Collection Period			0.6115%
Current Collection Period			0.6824%
Three Month Average			0.6175%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer